Equity Securities Measurement Alternative (Details) - Measurement Alternative [Member] $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Measurement Alternative [Line Items]
Gross unrealized gains due to observable price changes	$ 443
Gross unrealized losses due to observable price changes	(25)
Impairment write-downs	(33)
Gain (Loss) on Sale of Investments	274
Gain (Loss) on Investments	659
Cumulative gross unrealized gains due to observable price changes	415
Cumulative gross unrealized losses due to observable price changes	$ (25)